3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of financial assets [line items]
Beginning balance	R$ (233,040)
Ending balance	398,089
Foreign exchange hedges [member]
Disclosure of financial assets [line items]
Beginning balance	(1,152)
Amortization of hedges to profit or loss	(2,409)
Ending balance	R$ (3,561)